Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 350,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	30,450.00
Total Offset Amount	18,293.20
Net Fee	$ 12,156.80
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A